Other Operating (Expenses) Revenue, Net	12 Months Ended
Dec. 31, 2023
Other Operating (Expenses) Revenue, Net [Abstract]
Other operating (expenses) revenue, net

Note 31. Other operating (expenses) revenue, net

Other operating revenue

	Year ended December 31,
	2023	2022	2021
Recovery allowance for expected credit losses (Note 8.1)	18,010	26,093	31,588
Other indemnification (1)	8,404	19,486	4,595
Reimbursement of tax-related costs and expenses (2)	3,336	-	3,272
Recovery of other provisions	3,246	3,070	3,505
Recovery of costs and expenses from taxes other than income tax	2,179	2,053	2,233
Recovery of restructuring expenses	1,265	920	1,104
Other	454	1,307	871
Total other operating revenue	36,894	52,929	47,168

(1)	Corresponds to the compensation paid by Rappi S.A.S. for the losses of the Turbo operation.

(2)	Corresponds to the nullity of the process for the VAT review settlements for bimesters 3, 4 and 6 of 2013 (Note 22).

Other operating expenses

	Year ended December 31,
	2023	2022	2021
Restructuring expenses (1)	(30,451)	(15,211)	(13,801)
Other (2)	(76,982)	(64,941)	(35,948)
Total other operating expenses	(107,433)	(80,152)	(49,749)

(1)	Expenses from the restructuring plan provision, which includes operating excellence plan and corporate retirement plan.

(2)	Corresponds:

	Year ended December 31,
	2023	2022	2021
Fees for the registration process in the New York and Sao Paulo Stock Exchanges	(46,531)	(34,527)	-
Tax on wealth	(22,719)	(21,239)	(15,981)
Fees for projects for the implementation of norms and laws	(7,747)	(9,355)	(5,543)
Others	15	180	(14,424)
Total others	(76,982)	(64,941)	(35,948)

Other net income (losses)

	Year ended December 31,
	2023	2022	2021
Gain from the sale of assets	18,954	19,597	3,388
Gain from the early termination of lease contracts	3,544	5,809	(835)
Impairment loss on assets	(3,451)	(2,201)	(4,527)
Write-off of assets	(8,777)	(13,507)	(19,646)
Other	-	(37)	-
Total other net income	10,270	9,661	(21,620)